FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents and short-term investments	$ 947,500,000	$ 836,700,000
Accounts payable and accrued liabilities	244,700,000	211,900,000
Lease obligations	$ 66,800,000	58,800,000	$ 9,000,000.0
Percentage of reasonably possible	10.00%
Increase in fair value measurement due to reasonably possible increase in unobservable input, recognised in OCI	$ 1,400,000
Percentage of reasonably possible decrease	10.00%
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, recognised in OCI	$ 1,400,000
Hedge ineffectiveness	0	0
7.0% Senior Notes
Disclosure of detailed information about financial instruments [line items]
Carrying amount of long-term debt	0	400,000,000.0
Equipment Loans
Disclosure of detailed information about financial instruments [line items]
Carrying amount of long-term debt	28,200,000	20,700,000
Cost | 7.0% Senior Notes
Disclosure of detailed information about financial instruments [line items]
Carrying amount of long-term debt	438,600,000	388,100,000
Cost | Equipment Loans
Disclosure of detailed information about financial instruments [line items]
Carrying amount of long-term debt	$ 28,000,000.0	$ 20,400,000